Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Beginning	₩ 976,589	₩ 887,753
Increase	665,530	617,053
Business combination	138,212
Utilization	(226,574)	(408,112)
Reversal	(97,651)	(140,753)
Others	(234,129)	20,648
Ending	1,221,977	976,589
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Beginning	191,861	184,391
Increase	159,990	224,339
Utilization	(133,528)	(187,004)
Reversal	(2,634)	(29,461)
Others	4,360	(404)
Ending	220,049	191,861
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Beginning	186,860	196,758
Increase	43,891	53,244
Utilization	(35,139)	(48,471)
Reversal	(6,005)	(8,274)
Others	(1,541)	(6,397)
Ending	188,066	186,860
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Beginning	96,446	73,062
Increase	10,856	54,929
Utilization	(23,507)	(12,964)
Reversal	(15,782)	(19,743)
Others	(16,965)	1,162
Ending	51,048	96,446
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Beginning	207,851	175,820
Increase	26,853	28,917
Utilization	(4,953)	(8,311)
Reversal	(4,843)	(6,485)
Others	(25,278)	17,910
Ending	199,630	207,851
Others [member]
Disclosure of other provisions [line items]
Beginning	293,571	257,722
Increase	423,940	255,624
Business combination	138,212
Utilization	(29,447)	(151,362)
Reversal	(68,387)	(76,790)
Others	(194,705)	8,377
Ending	₩ 563,184	₩ 293,571